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Stradley Ronon Stevens & Young, LLP

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1933 Act Rule 485(a)(2)

1933 Act File No. 333-40455

1940 Act File No. 811-08495

November 22, 2010

VIA EDGAR SUBMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Nationwide Mutual Funds
File Nos. 333-40455 and 811-08495

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR, enclosed please find Post-Effective Amendment Nos. 105/106 to the Registration Statement on Form N-1A of Nationwide Mutual Funds (the “Trust”). This Amendment is being filed in order to register the shares of Nationwide Alternatives Allocation Fund, a new series of the Trust.

In connection with the filing of this Amendment, we acknowledge, on behalf of the Trust that:

•	The Trust is responsible for the adequacy and accuracy of the disclosure in the filing;

•

Staff comments or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the U.S. Securities and Exchange Commission (the “Commission”) from taking any action with respect to the filing; and

•	The Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Registrant is requesting that the Amendment be effective 75 days after filing pursuant to Rule 485(a)(2) under the 1933 Act. Please direct any inquiries regarding this filing to my attention at (202) 419-8417 or to Barbara A. Nugent at (215) 564-8092.

U.S. Securities and Exchange Commission

November 22, 2010

Very truly yours,

/s/ Peter M. Hong
Peter M. Hong, Esquire

cc:	Allan Oster, Esquire